RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
Abbott Laboratories Stock Retirement Plan
RISKS AND UNCERTAINTIES
RISKS AND UNCERTAINTIES

NOTE G - RISKS AND UNCERTAINTIES

In general, the investments provided by the Plan are exposed to various risks, such as interest rate, credit and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participant accounts and the amounts reported in the statements of net assets available for benefits.

Abbott Laboratories Stock Retirement Plan (Puerto Rico)
RISKS AND UNCERTAINTIES
RISKS AND UNCERTAINTIES

NOTE G - RISKS AND UNCERTAINTIES

In general, the investments provided by the Plan are exposed to various risks, such as interest rate, credit and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participant accounts and the amounts reported in the statements of net assets available for benefits.